Cover	Apr. 26, 2019
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	false
Document Period End Date	Apr. 26, 2019
Entity File Number	001-07109
Entity Registrant Name	Servotronics, Inc.
Entity Central Index Key	0000089140
Entity Tax Identification Number	16-0837866
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1110 Maple Street
Entity Address, City or Town	Elma
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	14059-0300
City Area Code	716
Local Phone Number	655-5990
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock
Trading Symbol	SVT
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false